Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 26	$ 61
Expected pension fund contribution in 2022	$ 697
Weighted-average durations of defined benefit obligation	8 years	9 years
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 23	$ 40	$ 59
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Minimum percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,636	$ 1,478	$ 1,369